Investment Manager Series Trust III

235 W. Galena Street

Milwaukee, Wisconsin 53212

June 8, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC 20549

Re:	Investment Managers Series Trust III (File Nos. 033-79858 and 811-08544) (the “Registrant”) on behalf of the FPA Global Allocation Fund

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the forms of Prospectus and Statement of Additional Information for the FPA Global Allocation ETF that would have been filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended would not have differed from those contained in Post-Effective Amendment No. 149 to the Registrant’s Registration Statement on Form N-1A which was filed electronically on May 22, 2026.

If you have any questions or require further information, please contact me at (626) 385-5777 or diane.drake@mfac-ca.com.

Sincerely,

/s/ Diane J. Drake

Diane J. Drake

Secretary